Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current payables [abstract]
Schedule of trade and other payables
Trade and other payables are comprised of the following:

	As of December 31,
In thousands of USD	2023	2024
Trade payables	20,780	15,686
Invoices not yet received	15,246	11,765
Accrued employee benefit costs	9,191	7,778
Share-based compensation - Cash settled payable	206	273
Trade Deposits	730	649
Sundry accruals	9,397	8,156
Trade and Other Payables	55,550	44,307
Current	55,425	44,301
Non-current	125	6